Property and Equipment Net - Schedule of Property Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 44,072	$ 44,072	$ 4,985
Accumulated depreciation	(8,653)	(6,708)	(297)
Total property and equipment, net	35,419	37,364	4,688
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,857	15,857	4,985
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 28,215	$ 28,215	$ 0